UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Research Advisers, Inc.
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Address:  101 Park Center Plaza, Suite 1300
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          San Jose, California  95113
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          ----------------------------------------------------------------------

Form 13F File Number: 28-6436
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yakoub Bellawalla
          ----------------------------------------------------------------------
Title:    Treasurer
          ----------------------------------------------------------------------
Phone:    408/294-2200
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Yakoub Bellawalla               San Jose, California              5/14/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 82
                                        -------------------

Form 13F Information Table Value Total: $228,524
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:            ITEM 2:     ITEM 3:    ITEM 4:  ITEM 5:            ITEM 6:        ITEM 7:              ITEM 8:
---------------------------- ---------  -----------  ------- ---------    ------------------- -----------  -------------------------
      NAME OF ISSUER         TITLE OF     CUSIP       FAIR   SHARES OR         INVESTMENT       MANAGERS        VOTING AUTHORITY
                               CLASS      NUMBER     MARKET  PRINCIPAL         DISCRETION                  -------------------------
                                                      VALUE   AMOUNT      ------ ----- ------               (A)    (B)       (C)
                                                                           (A)    (B)   (C)                 SOLE  SHARED     NONE
                                                                                       SHARED
                                                                          SOLE  SHARED OTHER
---------------------------- ---------  -----------  ------  ---------    ----- ------ ------ -----------  ------ ------ -----------
CARDIMA PRIVATE PLACEMENT       COM         N/A         475    250,000     X                                                 250,000
STELLAR SEMICONDUCTOR INC       COM         N/A       2,448  2,040,000     X                                               2,040,000
CHECK POINT SOFTWARE TECH LTD   ORD     M22465 10 4     172      4,000     X                                                   4,000
GALILEO TECHNOLOGY - ISRAEL     ORD     M47298 10 0  10,276    351,300     X                                                 351,300
ADAPTEC INC                     COM     00651F 10 8   3,546    155,000     X                                                 155,000
ALTERA CORP                     COM     021441 10 0   2,380     40,000     X                                                  40,000
AMERICA ONLINE INC DEL          COM     02364J 10 4   5,840     40,000     X                                                  40,000
AMGEN INC                       COM     031162 10 0     419      5,600     X                                                   5,600
APPLIED MICRO CIRCUITS CORP     COM     03822W 10 9  19,002    444,500     X                                                 444,500
APPLIED MATERIALS INC           COM     038222 10 5     925     15,000     X                                                  15,000
APPLIED SCIENCE & TECHNOLOGY    COM     038236 10 5   1,225     97,500     X                                                  97,500
ASPEC TECHNOLOGY INC            COM     045233 10 3     506    506,000     X                                                 506,000
AVANTI CORP                     COM     053487 10 4   7,623    429,462     X                                                 429,462
BOSTON SCIENTIFIC CORP          COM     101137 10 7   6,794    167,500     X                                                 167,500
CADENCE DESIGN SYSTEM INC       COM     127387 10 8   1,545     60,000     X                                                  60,000
CARDIMA INC                     COM      1417M 10 6     831    350,000     X                                                 350,000
CARDIOTHORACIC SYS INC          COM     141907 10 5   5,766    603,000     X                                                 603,000
CELERITEK INC                   COM     150926 10 3   2,089    522,200     X                                                 522,200
CELL THERAPEUTICS INC           COM     150934 10 7       7      2,000     X                                                   2,000
CENTOCOR INC                    COM     152342 10 1   7,474    202,000     X                                                 202,000
CISCO SYS INC                   COM     17275R 10 2   4,930     45,000     X                                                  45,000
CONCORD COMMUNICATIONS          COM     206186 10 8     656     11,500                                                        11,500
CONCUR TECHNOLOGIES INC         COM     206708 10 9     221      4,900     X                                                   4,900
CONEXANT SYSTEMS INC            COM     207142 10 0   7,239    261,450     X                                                 261,450
CREE RESEARCH                   COM     225447 10 1     164      3,500     X                                                   3,500
CRITICAL PATH INC               COM     22674V 10 0     385      5,000     X                                                   5,000
CYBERONICS INC                  COM     23251P 10 2      40      4,250     X                                                   4,250
CYMER INC                       COM     232572 10 7   2,182    109,800     X                                                 109,800
ELANTEC SEMICONDUCTOR INC       COM     284155 10 8      14      2,000     X                                                   2,000
ENDOSONICS CORP                 COM     29264K 10 5   4,272    657,200     X                                                 657,200
ENDOCARDIAL SOLUTIONS INC       COM     292962 10 7   3,874    430,400     X                                                 430,400
EXODUS COMMUNICATIONS INC       COM     302088 10 9     242      1,800     X                                                   1,800
FVC COM INC                     COM     30266P 10 0   3,041    238,500     X                                                 238,500
FLASHNET COMMUNICATIONS         COM     338527 10 4     103      2,500     X                                                   2,500
FORE SYSTEM, INC                COM     345449 10 2   2,458    130,000     X                                                 130,000
GENESIS MICROCHIP               COM     371933 10 2     119      5,000     X                                                   5,000
GLOBIX CORP                     COM     37957F 10 1   1,679     45,000     X                                                  45,000
GUIDANT CORP                    COM     401698 10 5   5,130     84,800     X                                                  84,800
HCIA INC                        COM     403908 10 6   1,476    328,100     X                                                 328,000
HEWLETT PACKARD CO              COM     428236 10 3     882     13,000     X                                                  13,000
IGEN INC                        COM     449536 10 1     203      8,460     X                                                   8,460
IMMUNEX CORP NEW                COM     452528 10 2  15,734    189,000     X                                                 189,000
INFOSPACE COM INC               COM     45678T 10 2      89      1,000     X                                                   1,000
INTEGRATED PROCESS EQUIP CORP   COM     45812K 10 8   3,352    372,500     X                                                 372,500
INTEL CORP                      COM     458140 10 0   2,382     20,000     X                                                  20,000
INTERNATIONAL BUSINESS MACHS    COM     459200 10 1   1,950     11,000     X                                                  11,000
I2 TECHNOLOGIES INC             COM     465754 10 9   1,503     56,500     X                                                  56,500
KLA-TENCOR CORP                 COM     482480 10 0     680     14,000     X                                                  14,000
LEVEL ONE COMMUNICATIONS INC    COM     527295 10 9  15,815    325,250     X                                                 325,250
LUCENT TECHNOLOGIES INC         COM     549463 10 7   3,340     31,000     X                                                  31,000
MMC NETWORKS INC                COM     55308N 10 2     680     42,500     X                                                  42,500
MEDCO RESEARCH INC              COM     584059 10 9     476     18,300     X                                                  18,300
MEDTRONIC INC                   COM     585055 10 6   2,760     38,461     X                                                  38,461
MICROSOFT CORP                  COM     594918 10 4   2,689     30,000     X                                                  30,000
MININGCO COM INC                COM     603665 20 9      45        500     X                                                     500
MULTEX INC                      COM     625367 10 7     188      3,000     X                                                   3,000
NOVELLUS SYSTEMS                COM     670008 10 1     606     11,000     X                                                  11,000
NOVOSTE CORP                    COM     67010C 10 0   1,757     73,200     X                                                  73,200
ORACLE CORP                     COM     68389X 10 5   2,044     77,500     X                                                  77,500
P-COM INC                       COM     693262 10 7     785    103,000     X                                                 103,000
PMC-SIERRA INC                  COM     69344F 10 6  21,548    302,700     X                                                 302,700
PATHOGENESIS CORP               COM     70321E 10 4      33      2,500     X                                                   2,500
PERVASIVE SOFTWARE INC.         COM     715710 10 9   4,469    250,000     X                                                 250,000
PRICELINE COM INC.              COM     741503 10 6      83      1,000     X                                                   1,000
QUADRAMED CORP                  COM     74730W 10 1     332     43,500     X                                                  43,500
QUALITY SEMICONDUCTOR INC       COM     74758B 10 4     877    237,800     X                                                 237,800
QWEST COMMUNICATIONS INTL INC   COM     749121 10 9     166      2,300     X                                                   2,300
RADIENCE MED SYSTEMS            COM     750241 10 1   2,277    551,900     X                                                 551,900
ROCKWELL INTL CORP NEW          COM     773903 10 9     721     17,000     X                                                  17,000
SAP AKTIENGESELLSCHAFT       SPONSORED
                                ADR     803054 20 4     210      8,000     X                                                   8,000
SEPRACOR INC.                   COM     817315 10 4     393      3,500     X                                                   3,500
SUN MICROSYSTEMS INC            COM     866810 10 4   2,499     20,000     X                                                  20,000
TELLABS INC                     COM     879664 10 0     978     10,000     X                                                  10,000
TERADYNE INC                    COM     880770 10 2   1,637     30,000     X                                                  30,000
TEXAS INSTRS INC                COM     882508 10 4   1,241     12,500     X                                                  12,500
TRANSWITCH CORP                 COM     894065 10 1   2,204     48,700     X                                                  48,700
TRIQUINT SEMICONDUCTOR INC      COM     89674K 10 3   6,788    366,900     X                                                 366,900
UNIPHASE CORP                   COM     909149 10 6     345      3,000     X                                                   3,000
VERSIGN INC                     COM     92343E 10 2     462      3,000     X                                                   3,000
VITESSE SEMICONDUCTOR CORP      COM     928497 10 6   3,341     66,000     X                                                  66,000
XILINX INC                      COM     983919 10 1   1,622     40,000     X                                                  40,000
ZORAN CORP                      COM     98975F 10 1     770     47,000     X                                                  47,000